Trade and Other Liabilities - Summary of Trade and Other Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	£ 273	£ 317
Sales return liability	27	31
Deferred income	329	295
Interest payable	12	4
Accruals and other liabilities	413	628
Trade and other payables, current	1,054	1,275
Less: non-current portion
Deferred income	62	73
Accruals and other liabilities	21	25
Trade and other payables, Non-current	£ 83	£ 98